Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party [Abstract]
Short-term employee benefits and other benefits	$ 1,732	$ 1,389
Stock-based payments	4,200	2,812
Total compensation paid to key management personnel	$ 5,932	$ 4,201